Notes Payable - Schedule of Notes Payable (Details) - USD ($)			12 Months Ended
		Dec. 15, 2016	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Total notes payable			$ 125,000	$ 845,000	$ 226,300
Debt discount					(48,942)
Total note payable, net			$ 125,000		177,358
Note Payable 1 [Member]
Note date	[1]		Mar. 21, 2015
Maturity date	[1]		Mar. 20, 2018
Interest rate	[1]		12.00%
Original borrowing	[1]		$ 125,000
Total notes payable	[1]		$ 125,000		125,000
Note Payable 2 [Member]
Note date	[2]		Dec. 15, 2016
Maturity date		May 31, 2017	Jun. 15, 2017 [2]
Interest rate	[2]		5.00%
Original borrowing	[2]		$ 101,300
Total notes payable	[2]				$ 101,300

[1]	On March 21, 2015, the Company issued a note payable to a third-party lender for the benefit of DelMorgan Group LLC ("DelMorgan"), financial consultant. The note is unsecured, bears interest rate of 12% per annum payable monthly beginning on April 20, 2015 and matured in March 2017. As of December 31, 2016, outstanding balance of the note amounted to $125,000. On March 20, 2017, the Company entered into an extension agreement with the third-party lender to extend the maturity date of the Note to March 20, 2018. All other terms of the Note remained unchanged and there was no additional compensation or incentive given. As of December 31, 2017, outstanding balance of the note amounted to $125,000. In January 2018, the note was satisfied through the issuance of 1,250,000 shares of common stock.
[2]	On December 15, 2016, the Company issued a note payable to a third-party creditor amounting to $101,300 in exchange for cash of $80,000, original issue discount of $8,800 and guaranteed interest of $12,500. The note was unsecured, bore an effective interest rate of 5% per annum and matured in May 2017. In addition, the Company also granted a three-year warrant to acquire 176,000 shares of the Company’s common stock with an exercise price of $0.25 per share, and 240,000 shares of the Company’s common stock. As a result, the Company recorded a debt discount totaling $53,659 to account for the origin original issue discount of $8,800, guaranteed interest of $12,500, the relative fair value of the warrants of $10,759 and fair value of the common shares of $21,600. The debt discount was amortized over the term of the note. As of December 31, 2016, outstanding balance of the note amounted to $101,300 and unamortized debt discount of $48,942.